Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Property and Equipment

Property and equipment consisted of the following:

	December 31, 2014	December 31, 2013
Furniture and fixtures	$170,811	$180,238
Computer hardware	27,555	27,555
Leasehold improvements	4,075	10,726

	$202,441	$218,519
Less accumulated depreciation and amortization	(144,834)	(155,352)

Total	$57,607	$63,167